UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

GaveKal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.3%
	BRAZIL – 5.9%
3,000	Ambev S.A.	$17,017
1,600	CETIP S.A. - Mercados Organizados	16,623
4,400	Kroton Educacional S.A.	12,318
400	Lojas Renner S.A.	12,729
600	M Dias Branco S.A.	13,508
1,600	Natura Cosmeticos S.A.	11,876
4,800	Odontoprev S.A.	15,633
4,800	Tim Participacoes S.A.	13,142
1,400	TOTVS S.A.	14,426
3,400	WEG S.A.	18,598
		145,870
	CHINA – 12.1%
8,000	ANTA Sports Products Ltd.	20,515
3,000	Biostime International Holdings Ltd.	5,627
200	China Biologic Products, Inc.*	24,472
12,000	China Medical System Holdings Ltd.	15,944
20,000	CSPC Pharmaceutical Group Ltd.	18,317
6,400	Fuyao Glass Industry Group Co., Ltd. - Class H*	13,622
2,000	Hengan International Group Co., Ltd.	22,355
18,000	Intime Retail Group Co., Ltd.	20,200
4,000	Kingsoft Corp. Ltd.	10,681
24,000	Shanghai Electric Group Co., Ltd. - Class H	14,829
5,000	Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H	14,834
400	SINA Corp.*	16,244
200	Sohu.com, Inc.*	9,626
1,000	Tencent Holdings Ltd.	18,665
4,000	Tsingtao Brewery Co., Ltd. - Class H	21,336
12,000	Weichai Power Co., Ltd. - Class H	18,018
2,500	Zhuzhou CSR Times Electric Co., Ltd. - Class H	16,979
6,800	ZTE Corp. - Class H	15,122
		297,386
	HONG KONG – 10.0%
1,600	ASM Pacific Technology Ltd.	14,489
14,000	Belle International Holdings Ltd.	14,556
2,000	Cheung Kong Infrastructure Holdings Ltd.	17,401
1,500	China Mobile Ltd.	19,639
8,000	China Resources Enterprise Ltd.	25,902
16,000	Esprit Holdings Ltd.	15,355
18,000	Huabao International Holdings Ltd.	8,754
2,000	Power Assets Holdings Ltd.	18,846
32,000	Sa Sa International Holdings Ltd.	14,365
16,000	Sino Biopharmaceutical Ltd.	18,554
16,000	SJM Holdings Ltd.	18,575

GaveKal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
3,600	Television Broadcasts Ltd.	$19,040
1,400	VTech Holdings Ltd.	17,427
6,500	Yue Yuen Industrial Holdings Ltd.	21,129
		244,032
	HUNGARY – 1.1%
1,639	Richter Gedeon Nyrt	26,462

	INDONESIA – 3.3%
11,800	Indocement Tunggal Prakarsa Tbk P.T.	17,468
16,600	Indofood CBP Sukses Makmur Tbk P.T.	15,094
137,200	Kalbe Farma Tbk P.T.	17,698
18,600	Semen Indonesia Persero Tbk P.T.	13,887
5,600	Unilever Indonesia Tbk P.T.	16,559
		80,706
	MACAU – 0.8%
8,800	MGM China Holdings Ltd.	18,685

	MALAYSIA – 2.3%
13,600	Axiata Group Bhd	22,652
18,900	Maxis Bhd	32,962
		55,614
	MEXICO – 3.8%
3,400	Coca-Cola Femsa S.A.B. de C.V.	25,848
8,400	Grupo Bimbo S.A.B. de C.V.*	22,640
9,400	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	21,950
7,600	Mexichem S.A.B. de C.V.	22,391
		92,829
	PHILIPPINES – 1.7%
1,360	SM Investments Corp.	26,555
3,880	Universal Robina Corp.	16,229
		42,784
	RUSSIA – 1.9%
1,300	Mobile TeleSystems PJSC - ADR	10,660
1,766	Severstal PAO	19,920
1,100	Yandex N.V. - Class A*	15,301
		45,881
	SOUTH AFRICA – 7.9%
1,992	African Rainbow Minerals Ltd.	11,006
3,014	AVI Ltd.	19,063
1,140	Foschini Group Ltd	13,014

GaveKal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
1,620	Kumba Iron Ore Ltd.	$13,943
858	Mondi Ltd.	20,590
822	Mr Price Group Ltd.	16,431
5,778	Nampak Ltd.	14,609
104	Naspers Ltd. - N Shares	14,590
742	Tiger Brands Ltd.	16,754
2,360	Truworths International Ltd.	16,002
1,734	Vodacom Group Ltd.	20,142
2,320	Woolworths Holdings Ltd.	18,261
		194,405
	SOUTH KOREA – 20.3%
48	Amorepacific Corp.	16,859
108	AMOREPACIFIC Group	17,952
1,414	CJ Hellovision Co., Ltd.	15,528
78	CJ O Shopping Co., Ltd.	13,538
260	Coway Co., Ltd.	21,731
94	Cuckoo Electronics Co., Ltd.	24,059
142	Gamevil, Inc.*	11,213
494	Hankook Tire Co., Ltd.	17,140
90	Hanssem Co., Ltd.	22,843
750	Hanwha Techwin Co., Ltd.*	24,420
122	Hyundai Motor Co.	15,535
804	Interpark Corp.	16,215
216	KEPCO Plant Service & Engineering Co., Ltd.	21,690
230	Korea Kolmar Co., Ltd.	20,147
272	KT&G Corp.	25,569
1,260	Kwang Dong Pharmaceutical Co., Ltd.	15,613
22	LG Household & Health Care Ltd.	16,113
102	NCSoft Corp.	19,133
90	NongShim Co., Ltd.	23,882
56	Samlip General Foods Co., Ltd.	16,630
21	Samsung Electronics Co., Ltd.	21,267
488	SM Entertainment Co.*	13,199
134	Spigen Korea Co., Ltd.	10,192
452	WeMade Entertainment Co., Ltd.*	20,936
1,532	Wonik IPS Co., Ltd.*	16,038
402	YG Entertainment, Inc.	18,208
92	Yuhan Corp.	21,189
		496,839
	TAIWAN – 17.0%
12,000	Advanced Semiconductor Engineering, Inc.	13,873
6,000	Chunghwa Telecom Co., Ltd.	18,624
2,000	Cub Elecparts, Inc.	19,955

GaveKal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
5,000	Delta Electronics, Inc.	$24,627
2,000	Eclat Textile Co., Ltd.	29,362
10,000	Elan Microelectronics Corp.	10,421
2,000	eMemory Technology, Inc.	22,362
8,000	Far EasTone Telecommunications Co., Ltd.	18,726
4,000	Firich Enterprises Co., Ltd.	11,593
6,000	FLEXium Interconnect, Inc.	20,050
8,000	Hota Industrial Manufacturing Co., Ltd.	23,616
4,000	Hu Lane Associate, Inc.	15,203
18,000	King Yuan Electronics Co., Ltd.	12,144
6,000	Kinsus Interconnect Technology Corp.	11,783
2,000	Makalot Industrial Co., Ltd.	17,072
6,000	Merry Electronics Co., Ltd.	8,723
2,000	President Chain Store Corp.	14,538
4,000	Richtek Technology Corp.	20,715
10,000	Siliconware Precision Industries Co., Ltd.	11,323
4,000	Sitronix Technology Corp.	9,819
6,000	Taiwan Mobile Co., Ltd.	19,860
6,000	Taiwan Paiho Ltd.	12,505
4,000	Taiwan Semiconductor Manufacturing Co., Ltd.	17,674
10,000	Uni-President Enterprises Corp.	17,611
38,000	United Microelectronics Corp.	13,541
		415,720
	THAILAND – 5.2%
3,200	Advanced Info Service PCL	22,698
34,200	Bangkok Dusit Medical Services PCL	19,504
25,200	Banpu PCL	17,875
14,400	Carabao Group PCL	15,117
10,400	KCE Electronics PCL	15,639
19,000	Minor International PCL	15,768
36,400	Thai Beverage PCL	20,085
		126,686
	TURKEY – 3.0%
3,112	Arcelik A.S.	16,446
984	Coca-Cola Icecek A.S.	14,176
14,830	Trakya Cam Sanayii A.S.	11,004
6,528	Turk Telekomunikasyon A.S.	16,257
3,606	Turkcell Iletisim Hizmetleri A.S.	16,576
		74,459
	TOTAL COMMON STOCKS (Cost $2,419,316)	2,358,358

GaveKal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 3.3%
80,761	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.01%[1]	$80,761

	TOTAL SHORT-TERM INVESTMENTS (Cost $80,761)	80,761

	TOTAL INVESTMENTS – 99.6% (Cost $2,500,077)	2,439,119
	Other Assets in Excess of Liabilities – 0.4%	9,608

	TOTAL NET ASSETS – 100.0%	$2,448,727

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.5%
	AUSTRALIA – 2.2%
1,424	Boral Ltd.	$6,944
798	carsales.com Ltd.	6,358
94	CSL Ltd.	6,831
200	Domino's Pizza Enterprises Ltd.	5,942
1,580	DuluxGroup Ltd.	7,054
196	Flight Centre Travel Group Ltd.	5,127
1,884	Harvey Norman Holdings Ltd.	6,171
416	Orica Ltd.	5,868
270	Woolworths Ltd.	5,671
		55,966
	BELGIUM – 0.5%
62	Anheuser-Busch InBev N.V.	7,422
48	Solvay S.A.	6,457
		13,879
	CANADA – 2.6%
572	BlackBerry Ltd.*	4,458
710	CAE, Inc.	8,088
66	CCL Industries, Inc. - Class B	9,283
370	CI Financial Corp.	9,400
80	George Weston Ltd.	6,754
284	Gildan Activewear, Inc.	9,208
158	IMAX Corp.*	5,911
266	Stantec, Inc.	7,436
120	West Fraser Timber Co., Ltd.	5,308
		65,846
	DENMARK – 1.3%
138	Chr Hansen Holding A/S	7,663
86	Coloplast A/S	6,240
124	Novo Nordisk A/S	7,315
66	Pandora A/S	7,466
68	William Demant Holding A/S*	5,210
		33,894
	FINLAND – 1.3%
190	Kone OYJ	8,011
194	Metso OYJ	5,361
190	Nokian Renkaat OYJ	5,743
218	Orion OYJ	9,160
620	Stora Enso OYJ	5,860
		34,135
	FRANCE – 3.4%
52	Air Liquide S.A.	6,811

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
30	Christian Dior S.E.	$6,256
130	Cie de Saint-Gobain	6,200
58	Cie Generale des Etablissements Michelin	5,716
88	Dassault Systemes	6,686
54	Essilor International S.A.	6,957
56	Ingenico Group	7,384
156	JCDecaux S.A.	6,008
112	Legrand S.A.	6,936
50	Pernod Ricard S.A.	6,024
66	Sanofi	7,144
48	Societe BIC S.A.	8,270
252	Vivendi S.A.	6,664
		87,056
	GERMANY – 2.7%
74	BASF S.E.	6,422
32	Continental A.G.	7,197
78	Fresenius Medical Care A.G. & Co. KGaA	6,406
84	HeidelbergCement A.G.	6,445
60	HUGO BOSS A.G.	7,279
36	Linde A.G.	6,845
62	Merck KGaA	6,345
70	Siemens A.G.	7,536
114	Symrise A.G.	7,624
994	Telefonica Deutschland Holding A.G.	6,210
		68,309
	IRELAND – 0.2%
334	Experian PLC	6,260

	ISRAEL – 1.3%
72	Check Point Software Technologies Ltd.*	5,815
142	Frutarom Industries Ltd.	5,998
108	Mellanox Technologies Ltd.*	4,541
84	NICE-Systems Ltd.	5,242
238	Radware Ltd.*	4,532
82	Teva Pharmaceutical Industries Ltd.	5,764
		31,892
	ITALY – 1.1%
776	Davide Campari-Milano SpA	6,246
102	Luxottica Group SpA	7,443
324	Moncler SpA	6,622

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
408	Pirelli & C. SpA	$6,807
		27,118
	JAPAN – 31.5%
200	ABC-Mart, Inc.	12,026
600	Aeon Co., Ltd.	9,184
400	Aica Kogyo Co., Ltd.	8,920
600	Autobacs Seven Co., Ltd.	10,896
200	Bandai Namco Holdings, Inc.	4,438
200	Benesse Holdings, Inc.	5,400
200	Bridgestone Corp.	7,552
200	Calbee, Inc.	8,927
400	Canon Marketing Japan, Inc.	6,331
400	Canon, Inc.	12,824
600	Daicel Corp.	8,146
600	Daifuku Co., Ltd.	8,683
600	Daiichi Sankyo Co., Ltd.	12,296
200	Daikin Industries Ltd.	12,946
2,000	Denki Kagaku Kogyo KK	8,330
2,000	Ebara Corp.	9,088
200	Ezaki Glico Co., Ltd.	10,977
200	FamilyMart Co., Ltd.	9,686
2,000	Fuji Electric Co., Ltd.	8,281
200	Fuji Heavy Industries Ltd.	7,401
200	Fuji Media Holdings, Inc.	2,584
400	Hamamatsu Photonics KK	10,428
400	Heiwa Corp.	8,791
200	Hisamitsu Pharmaceutical Co., Inc.	7,280
200	Horiba Ltd.	7,571
200	Hoshizaki Electric Co., Ltd.	11,946
200	Hoya Corp.	8,472
400	Ibiden Co., Ltd.	6,628
400	Ito En Ltd.	9,311
400	Itochu Techno-Solutions Corp.	9,353
200	Japan Tobacco, Inc.	7,770
200	KDDI Corp.	5,086
600	Kirin Holdings Co., Ltd.	9,245
400	Komatsu Ltd.	7,410
400	Konami Corp.	8,355
200	Kose Corp.	19,468
400	Kurita Water Industries Ltd.	8,753
200	Kyocera Corp.	10,323
400	KYORIN Holdings, Inc.	7,803
200	Lintec Corp.	4,320

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,000	Lion Corp.	$17,224
400	M3, Inc.	9,437
200	Makita Corp.	11,058
200	Matsumotokiyoshi Holdings Co., Ltd.	9,670
1,200	Mitsubishi Chemical Holdings Corp.	7,845
2,000	Mitsubishi Heavy Industries Ltd.	10,593
800	Mitsubishi Motors Corp.	6,812
400	Nabtesco Corp.	8,804
2,000	Nachi-Fujikoshi Corp.	9,992
600	Nexon Co., Ltd.	8,238
400	NGK Spark Plug Co., Ltd.	10,606
200	Nidec Corp.	17,927
200	Nihon Kohden Corp.	4,444
400	Nippon Paper Industries Co., Ltd.	6,567
400	Nissan Chemical Industries Ltd.	8,791
200	Nitto Denko Corp.	15,158
600	NSK Ltd.	7,758
200	NTT Data Corp.	9,573
200	Obic Co., Ltd.	9,508
2,000	Oji Holdings Corp.	8,749
200	Oracle Corp. Japan	8,427
200	Rohm Co., Ltd.	11,591
400	Rohto Pharmaceutical Co., Ltd.	7,103
200	Sankyo Co., Ltd.	7,603
1,000	Sanwa Holdings Corp.	7,587
200	Sawai Pharmaceutical Co., Ltd.	12,252
200	SCSK Corp.	7,167
200	Secom Co., Ltd.	13,492
600	Sega Sammy Holdings, Inc.	7,502
200	Seven & i Holdings Co., Ltd.	9,240
200	Shin-Etsu Chemical Co., Ltd.	11,973
400	Shiseido Co., Ltd.	9,687
200	Sohgo Security Services Co., Ltd.	8,895
2,000	Sumitomo Chemical Co., Ltd.	11,429
400	Sumitomo Rubber Industries Ltd.	6,037
200	Sundrug Co., Ltd.	11,671
200	Sysmex Corp.	12,963
2,000	Takashimaya Co., Ltd.	19,161
200	Takeda Pharmaceutical Co., Ltd.	10,073
200	Terumo Corp.	5,166
200	THK Co., Ltd.	3,881
400	Toho Co., Ltd.	9,479
600	Tokyo Broadcasting System Holdings, Inc.	8,756
2,000	Toyo Ink SC Holdings Co., Ltd.	7,975

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
400	TV Asahi Holdings Corp.	$6,276
1,800	Yahoo Japan Corp.	7,889
600	Yaskawa Electric Corp.	7,124
		802,382
	NETHERLANDS – 0.8%
68	ASML Holding N.V.	6,810
140	Koninklijke DSM N.V.	8,045
240	QIAGEN N.V.*	6,715
		21,570
	NEW ZEALAND – 0.3%
1,382	Fletcher Building Ltd.	7,271

	NORWAY – 0.7%
844	Nordic Semiconductor A.S.A.*	5,414
608	Opera Software A.S.A.	4,862
994	Orkla A.S.A.	7,973
		18,249
	SINGAPORE – 0.3%
2,600	Singapore Telecommunications Ltd.	7,772

	SOUTH AFRICA – 0.2%
230	Mondi PLC	5,527

	SPAIN – 0.5%
158	Amadeus IT Holding S.A.	6,932
556	Zardoya Otis S.A.	6,137
		13,069
	SWEDEN – 2.7%
244	Atlas Copco A.B.	6,709
654	Elekta A.B.	4,370
620	Hexpol A.B.	6,691
876	Husqvarna A.B.	6,431
370	Meda A.B.	6,075
228	Nibe Industrier A.B.	6,461
604	Sandvik A.B.	6,142
278	SKF A.B.	5,472
244	Svenska Cellulosa A.B. SCA	6,988
600	Telefonaktiebolaget LM Ericsson	6,458
364	Trelleborg A.B.	6,329
		68,126

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND – 2.7%
54	Actelion Ltd.	$8,029
84	Cie Financiere Richemont S.A.	7,289
292	Coca-Cola HBC A.G.	6,097
22	Geberit A.G.	7,657
88	Novartis A.G.	9,193
26	Roche Holding A.G.	7,550
4	SGS S.A.	7,678
48	Sonova Holding A.G.	6,872
18	Syngenta A.G.	7,454
		67,819
	UNITED KINGDOM – 6.3%
1,010	Aberdeen Asset Management PLC*	5,737
334	ARM Holdings PLC	5,249
122	Associated British Foods PLC	6,138
484	BTG PLC*	4,940
242	Burberry Group PLC	6,076
148	Croda International PLC	7,021
934	Dixons Carphone PLC	6,643
998	DS Smith PLC	6,237
878	Howden Joinery Group PLC	6,790
1,348	Melrose Industries PLC	5,823
838	Merlin Entertainments PLC[1]	5,434
264	Pearson PLC	4,956
94	Pentair PLC	5,716
68	Reckitt Benckiser Group PLC	6,525
384	Rolls-Royce Holdings PLC	4,758
104	SABMiller PLC	5,460
740	Sage Group PLC	6,016
338	Smith & Nephew PLC	6,271
322	Smiths Group PLC	5,673
128	Spirax-Sarco Engineering PLC	6,624
596	Sports Direct International PLC*	7,366
208	Travis Perkins PLC	7,293
208	Unilever PLC	9,436
212	Weir Group PLC	5,085
996	William Hill PLC	6,293
250	WPP PLC	5,735
		159,295
	UNITED STATES – 34.9%
98	AbbVie, Inc.	6,861
268	Activision Blizzard, Inc.	6,912
38	Acuity Brands, Inc.	7,645
88	Adobe Systems, Inc.*	7,215

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
46	Advance Auto Parts, Inc.	$8,014
152	Agilent Technologies, Inc.	6,224
48	Air Products & Chemicals, Inc.	6,840
60	Airgas, Inc.	6,121
38	Alexion Pharmaceuticals, Inc.*	7,503
20	Allergan plc*	6,623
122	Amdocs Ltd.	7,155
116	AMETEK, Inc.	6,154
38	Amgen, Inc.	6,710
118	Amphenol Corp. - Class A	6,656
92	Analog Devices, Inc.	5,366
62	Apple, Inc.	7,521
56	Ashland, Inc.	6,402
144	AT&T, Inc.	5,003
98	Bed Bath & Beyond, Inc.*	6,393
96	BorgWarner, Inc.	4,772
96	Bristol-Myers Squibb Co.	6,301
116	Broadridge Financial Solutions, Inc.	6,295
36	C.R. Bard, Inc.	7,079
208	CA, Inc.	6,060
138	Cameron International Corp.*	6,964
180	CBRE Group, Inc. - Class A*	6,835
114	CDK Global, Inc.	5,887
90	Cintas Corp.	7,695
242	Cisco Systems, Inc.	6,878
124	Coca-Cola Co.	5,094
98	Comcast Corp. - Class A	6,116
32	Cooper Cos., Inc.	5,664
32	CoStar Group, Inc.*	6,441
54	Cummins, Inc.	6,995
80	Danaher Corp.	7,325
120	DENTSPLY International, Inc.	6,829
106	Dollar General Corp.	8,519
96	Dollar Tree, Inc.*	7,491
86	Dover Corp.	5,510
80	Dr. Pepper Snapple Group, Inc.	6,418
100	Eaton Corp. PLC	6,058
106	eBay, Inc.*	2,981
48	Edwards Lifesciences Corp.*	7,304
88	Eli Lilly & Co.	7,437
274	EMC Corp.	7,368
112	Emerson Electric Co.	5,796
76	Equifax, Inc.	7,762
76	Estee Lauder Cos., Inc. - Class A	6,772

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
68	Expedia, Inc.	$8,258
68	F5 Networks, Inc.*	9,122
104	Facebook, Inc. - Class A*	9,777
52	FactSet Research Systems, Inc.	8,614
172	Fastenal Co.	7,200
42	FedEx Corp.	7,200
104	FMC Corp.	5,048
126	Foot Locker, Inc.	8,889
96	General Mills, Inc.	5,588
58	Gilead Sciences, Inc.	6,836
70	Global Payments, Inc.	7,846
202	H&R Block, Inc.	6,725
48	Harman International Industries, Inc.	5,168
108	Hasbro, Inc.	8,504
46	Henry Schein, Inc.*	6,807
184	Hewlett-Packard Co.	5,616
58	Honeywell International, Inc.	6,093
68	Hospira, Inc.*	6,083
56	Hubbell, Inc. - Class B	5,847
84	IDEX Corp.	6,387
34	Illumina, Inc.*	7,456
104	Ingersoll-Rand PLC	6,386
72	Ingredion, Inc.	6,350
176	Intel Corp.	5,095
68	Intuit, Inc.	7,192
50	JM Smucker Co.	5,585
274	Juniper Networks, Inc.	7,787
98	KLA-Tencor Corp.	5,199
94	Kohl's Corp.	5,764
80	Lam Research Corp.	6,150
166	Leggett & Platt, Inc.	7,936
146	Linear Technology Corp.	5,986
92	Lowe's Cos., Inc.	6,381
94	Macquarie Infrastructure Corp.	7,983
106	Macy's, Inc.	7,320
254	Mattel, Inc.	5,895
176	Maxim Integrated Products, Inc.	5,991
80	McCormick & Co., Inc.	6,561
64	Mead Johnson Nutrition Co.	5,657
54	Medivation, Inc.*	5,688
18	Mettler-Toledo International, Inc.*	6,077
124	Microchip Technology, Inc.	5,312
94	Molson Coors Brewing Co. - Class B	6,687
50	Monsanto Co.	5,095

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
98	Netflix, Inc.*	$11,202
178	Newell Rubbermaid, Inc.	7,704
16	NewMarket Corp.	6,363
142	Nielsen N.V.	6,881
42	Northrop Grumman Corp.	7,266
288	NVIDIA Corp.	5,746
32	O'Reilly Automotive, Inc.*	7,690
136	Oracle Corp.	5,432
58	Pall Corp.	7,334
58	Parker-Hannifin Corp.	6,540
106	PayPal Holdings, Inc.*	4,102
56	Polaris Industries, Inc.	7,675
26	PPG Industries, Inc.	2,818
8	Priceline Group, Inc.*	9,949
90	QUALCOMM, Inc.	5,795
86	Red Hat, Inc.*	6,801
78	Reynolds American, Inc.	6,692
60	Rockwell Automation, Inc.	7,007
80	Schlumberger Ltd.	6,626
48	Snap-on, Inc.	7,910
72	Stanley Black & Decker, Inc.	7,595
154	Starbucks Corp.	8,921
66	Stryker Corp.	6,750
136	Synopsys, Inc.*	6,914
84	Target Corp.	6,875
48	Thermo Fisher Scientific, Inc.	6,697
72	Time Warner, Inc.	6,339
76	Tractor Supply Co.	7,032
148	UGI Corp.	5,408
70	Valspar Corp.	5,830
70	Varian Medical Systems, Inc.*	6,025
100	VF Corp.	7,709
72	VMware, Inc. - Class A*	6,417
54	WABCO Holdings, Inc.*	6,667
74	Wabtec Corp.	7,488
70	Western Digital Corp.	6,024
132	WhiteWave Foods Co.*	6,814
120	Whole Foods Market, Inc.	4,368
136	Xilinx, Inc.	5,678
180	Xylem, Inc.	6,215
54	Zimmer Biomet Holdings, Inc.	5,620

GaveKal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
130	Zoetis, Inc.	$6,367
		890,391
	TOTAL COMMON STOCKS (Cost $2,437,251)	2,485,826

	SHORT-TERM INVESTMENTS – 2.5%
62,858	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.01%[2]	62,858

	TOTAL SHORT-TERM INVESTMENTS (Cost $62,858)	62,858

	TOTAL INVESTMENTS – 100.0% (Cost $2,500,109)	2,548,684
	Liabilities in Excess of Other Assets – 0.0%	(388)

	TOTAL NET ASSETS – 100.0%	$2,548,296

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,434.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
Exchange Listed Funds Trust (the ”Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein is for the GaveKal Knowledge Leaders Emerging Markets ETF (the "Emerging Markets ETF") and GaveKal Knowledge Leaders Developed World ETF (the “Developed World ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Emerging Markets ETF’s primary investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the GaveKal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index”). The Emerging Markets ETF is classified as a “non-diversified” fund. This means that the Emerging Markets ETF may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Emerging Markets ETF commenced investment operations on July 8, 2015.

The Developed World ETF’s primary investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the GaveKal Knowledge Leaders Developed World Index (the “Developed World Index”). The Developed World ETF is classified as a “non-diversified” fund. The Developed World ETF commenced investment operations on July 8, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, “Financial Services — Investment Companies.” GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments
The Funds’ investments (e.g., equity securities) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value ("NAV") and the prices used by each Fund’s Index. This may result in a difference between each Fund’s performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2015 for each Fund based upon the three levels defined above:

Emerging Markets ETF	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,358,358	$-	$-	$2,358,358
Short-Term Investments	80,761	-	-	80,761
Total Assets	$2,439,119	$-	$-	$2,439,119

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

Developed World ETF	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,485,826	$-	$-	$2,485,826
Short-Term Investments	62,858	-	-	62,858
Total Assets	$2,548,684	$-	$-	$2,548,684

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

(b) Investment Transactions
For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks
As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of their assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risks: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which each Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact each Fund’s investments.

Index Tracking Risk: Each Fund’s returns may not match or achieve a high degree of correlation with the returns of the Emerging Markets Index or Developed World Index.

Industry and Sector Concentration Risk: To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce each Fund’s returns because each Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Emerging Markets Index or Developed World Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund's Shares may trade at a premium or discount to the NAV.

Sampling Risk: Each Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in the Emerging Markets Index or Developed World Index. As a result, an adverse development respecting an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in the Emerging Markets Index or Developed World Index. Conversely, a positive development relating to an issuer of securities in the Emerging Markets Index or Developed World Index that is not held by each Fund could cause each Fund to underperform the Emerging Markets Index or Developed World Index. To the extent the assets in each Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Note 4 – Federal Income Taxes
At July 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets ETF	Developed World ETF
Cost of investments	$2,500,077	$2,500,109

Gross unrealized appreciation	$68,365	$96,340
Gross unrealized depreciation	(129,323)	(47,765)
Net unrealized appreciation (depreciation) on investments	$(60,958)	$48,575

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 23, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 23, 2015